September 15, 2025

Supplement

SUPPLEMENT DATED SEPTEMBER 15, 2025 TO THE SUMMARY PROSPECTUSES DATED
JUNE 23, 2025, PROSPECTUSES, AS AMENDED JUNE 23, 2025, AND STATEMENT OF
ADDITIONAL INFORMATION, AS AMENDED MAY 30, 2025 (EACH, AS SUPPLEMENTED) OF
Morgan Stanley Income Opportunities Fund
(formerly, Morgan Stanley Global Fixed Income Opportunities Fund)
(the "Acquired Fund")

At a special meeting of shareholders of the Acquired Fund held on September 15, 2025, shareholders of the Acquired Fund ("Acquired Fund Shareholders") approved the reorganization of the Acquired Fund into Eaton Vance Income Opportunities ETF, a newly-created exchange-traded fund ("ETF") (the "Acquiring Fund"), which is a series of Morgan Stanley ETF Trust (the "Reorganization").

The Reorganization will be accomplished in accordance with an Agreement and Plan of Reorganization and is anticipated to occur (after the close of trading) on or about November 7, 2025 (the "Closing Date"). Except as noted below, Acquired Fund Shareholders will become shareholders of the Acquiring Fund, receiving shares of the Acquiring Fund with an aggregate value equal to the aggregate net asset value of their shares of the Acquired Fund ("Acquired Fund Shares") held immediately prior to the Reorganization, except with respect to cash received in lieu of fractional shares of the Acquiring Fund ("Acquiring Fund Shares"), which cash payment may be taxable.

If you do not hold your Acquired Fund Shares through a brokerage account that can accept Acquiring Fund Shares on the Closing Date, or if you hold your Acquired Fund Shares in an account directly with the Acquired Fund at its transfer agent, SS&C Global Investor and Distribution Solutions, Inc. ("SS&C GIDS"), on the Closing Date, you will not receive Acquiring Fund Shares as part of the Reorganization. Instead, your investment will be liquidated. You will receive cash equal in value to the aggregate net asset value of your Acquired Fund Shares calculated as of the Closing Date. The liquidation of your investment and return of cash may be taxable. If you hold Acquired Fund Shares through an individual retirement account ("IRA") or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Acquired Fund to a different investment option. If you hold Acquired Fund Shares through an IRA directly with the Acquired Fund at its transfer agent, SS&C GIDS, and do not take action to transfer the investment in the Acquired Fund to a different investment option, your Acquired Fund Shares will be exchanged for R Shares of Morgan Stanley U.S. Government Money Market Trust equal in value to the aggregate net asset value of your Acquired Fund Shares on the Closing Date unless you provide alternative direction prior to the final date to redeem Acquired Fund Shares or exchange Acquired Fund Shares for shares of another Morgan Stanley mutual fund, which is anticipated to be on or about November 5, 2025 (the second business day immediately preceding the Closing Date). For further information regarding the Reorganization, please refer to the supplement dated June 23, 2025 to the Acquired Fund's Summary Prospectuses, Prospectuses and Statement of Additional Information.

Effective October 1, 2025 (the "Effective Date"), the Acquired Fund will be closed to new investors. It is currently anticipated that the final date for existing investors to purchase Acquired Fund Shares or exchange shares of another Morgan Stanley mutual fund for Acquired Fund Shares and the final date to redeem Acquired Fund Shares or exchange Acquired Fund Shares for shares of another Morgan Stanley mutual fund will be on or about November 5, 2025 (the second business day immediately preceding the Closing Date).

Beginning on the Effective Date, the following fees and charges will be waived: (i) the sales charge on purchases of Class A shares of the Acquired Fund; (ii) the contingent deferred sales charge ("CDSC") on Class A and Class C shares of the Acquired Fund; (iii) the 12b-1 fees for Class A, Class L and Class C shares of the Acquired Fund; and (iv) any finder's fee payments applicable to any class of shares of the Acquired Fund. Also, effective on the Effective Date, any current Letter of Intent under which Class A shares of the Acquired Fund were purchased will be considered completed.

Accordingly, the Summary Prospectus and Prospectus for Class A, Class L, Class I, Class C and Class R6 shares of the Acquired Fund and the Statement of Additional Information are amended as follows:

Waiver of sales charge on purchases of Class A Shares and waiver of CDSC for Class A and C Shares	– The following is added at the end of the second paragraph under the "Fees and Expenses" section of the Summary Prospectus and under the "Fund Summary—Fees and Expenses" section of the Prospectus:
Effective October 1, 2025, sales charges on purchases of Class A Shares of the Fund and contingent deferred sales charges on redemptions of Class A or Class C Shares of the Fund will be waived.
– The following is added to the beginning of the "Shareholder Information—Share Class Arrangements—CLASS A SHARES" section of the Prospectus:
Effective October 1, 2025, sales charges on purchases of Class A Shares of the Fund and contingent deferred sales charges on redemptions of Class A Shares of the Fund will be waived.
– The following is added to the beginning of the "Shareholder Information—Share Class Arrangements—CLASS C SHARES" section of the Prospectus:
Effective October 1, 2025, contingent deferred sales charges on redemptions of Class C Shares of the Fund will be waived.
Waiver of Finder's Fee	– The following is added after the last sentence of the second paragraph of the "Shareholder Information—Share Class Arrangements" section of the Prospectus:
Effective October 1, 2025, finder's fee payments on any class of shares of the Fund will be waived.
Waiver of 12b-1 Fees for Class A, Class L and Class C Shares	– The following is added at the end of the "Shareholder Information—Share Class Arrangements—PLAN OF DISTRIBUTION (RULE 12b-1 FEES)" section of the Prospectus:
Effective October 1, 2025, 12b-1 fees on Class A, Class L and Class C shares of the Fund will be waived.
– The following is added to the end of the first paragraph under the "Rule 12b-1 Plan" section of the Statement of Additional Information:
Effective October 1, 2025, 12b-1 fees on Class A, Class L and Class C shares of the Fund will be waived.

Forgiving Letter of Intent Obligations	– The following is added at the end of the "Shareholder Information—Share Class Arrangements—CLASS A SHARES—Letter of Intent" section of the Prospectus:
Effective October 1, 2025, any current Letter of Intent under which Class A Shares of the Fund were purchased will be considered completed. As a result, after that date, commissions to dealers will not be adjusted or paid on the difference between the Letter of Intent amount and the amount actually invested before October 1, 2025. Because a Letter of Intent may include Class A purchases of other Morgan Stanley Multi-Class Funds, this completion will cancel the existing Letter of Intent for all future Class A purchases of those Morgan Stanley Funds. You will need to enter into a new Letter of Intent if you want to continue to make Class A purchases in other Morgan Stanley Multi-Class Funds at the reduced sales charges.
Closing of Acquired Fund to New Investors	– The following is added at the end of the first paragraph under the "Purchase and Sale of Fund Shares" section of the Summary Prospectus and under the "Fund Summary—Purchase and Sale of Fund Shares" section of the Prospectus:
Effective October 1, 2025, the Fund has suspended offering all share classes to new investors.
– The following is added at the beginning of the "Shareholder Information—Share Class Arrangements" section of the Prospectus:
Effective October 1, 2025, the Fund has suspended offering all share classes to new investors.
– The following is added as the first sentence on the front cover of the Statement of Additional Information:
Effective October 1, 2025, the Fund has suspended offering all share classes to new investors.

In addition, the Summary Prospectus and Prospectus for Class IR shares of the Acquired Fund are amended as follows:

Closing of Acquired Fund to New Investors	– The following is added at the end of the first paragraph under the "Purchase and Sale of Fund Shares" section of the Summary Prospectus and under the "Fund Summary—Purchase and Sale of Fund Shares" section of the Prospectus:
Effective October 1, 2025, the Fund has suspended offering shares to new investors.
– The following is added at the beginning of the "Shareholder Information—Share Class Arrangements" section of the Prospectus:
Effective October 1, 2025, the Fund has suspended offering shares to new investors.

Please retain this supplement for future reference.

MSIOFSUMPROPSAISPT 9/25